Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2018
Commitments and Contingencies Disclosure [Abstract]
Future minimum payments of capital lease obligations
The future minimum payments of capital lease obligations are as follows:

(in thousands)	Capital Leases
2019	$21,240
2020	21,367
2021	15,887
2022	10,920
2023	1,783
Thereafter	—
Future minimum lease payments	71,197
Less: Amount representing interest	7,670
Present value of minimum lease payments	63,527
Less: Current portion of capital lease obligations	17,615
Capital lease obligations, less current portion	$45,912

Future minimum payments for operating leases
The future minimum payments under non-cancelable operating leases are as follows:

(in thousands)	Operating Leases
2019	$6,674
2020	5,153
2021	3,308
2022	2,390
2023	1,939
Thereafter	14,703
Future minimum lease payments	$34,167